Income taxes - Disclosure of Deferred Tax Balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Deferred tax assets	$ 139,664	$ 146,602
Deferred tax liabilities	(173,009)	(213,515)
Deferred tax assets (liabilities)	$ (33,345)	$ (66,913)	$ (3,681)